International Bancshares Corporation (Parent Company Only) Financial Information Quarterly (Tables)	12 Months Ended
Dec. 31, 2015
Consolidated Statements of Income
Condensed Quarterly Income Statements

Condensed Quarterly Income Statements

(Dollars in Thousands, Except Per Share Amounts)

(Unaudited)

	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter
2015

Interest income	$97,923	$100,724	$98,975	$99,132
Interest expense	10,730	11,133	11,210	11,244
Net interest income	87,193	89,591	87,765	87,888
Provision for probable loan losses	5,429	8,832	7,767	2,377
Non-interest income	35,734	43,022	40,144	36,834
Non-interest expense	66,132	74,898	68,271	67,623

Income before income taxes	51,366	48,883	51,871	54,722

Income taxes	16,393	16,864	17,996	18,863

Net income	$34,973	$32,019	$33,875	$35,859

Per common share:
Basic

Net income	$0.53	$0.48	$0.51	$0.54

Diluted

Net income	$0.52	$0.48	$0.51	$0.54

Condensed Quarterly Income Statements

(Dollars in Thousands, Except Per Share Amounts)

(Unaudited)

	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter
2014

Interest income	$98,664	$97,958	$99,340	$97,637
Interest expense	11,461	11,575	11,634	11,873
Net interest income	87,203	86,383	87,706	85,764
Provision for probable loan losses	5,884	2,816	3,645	2,078
Non-interest income	42,226	36,483	41,453	58,186
Non-interest expense	64,560	70,157	68,630	77,696

Income before income taxes	58,985	49,893	56,884	64,176

Income taxes	20,432	16,660	19,165	20,530

Net income	$38,553	$33,233	$37,719	$43,646

Per common share:
Basic

Net income	$0.58	$0.50	$0.56	$0.65

Diluted

Net income	$0.57	$0.50	$0.56	$0.65